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                 U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:   WSIS Series Trust, 787 Seventh Avenue, New
     York, NY 10019
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2.   Name of each series or class of funds for which this notice is filed:

          Wertheim Equity Value Fund, Wertheim Small Capitalization Value Fund, Wertheim High Yield Income Fund, Wertheim Investment Grade Income Fund, Wertheim Short-Term Investment Fund
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3.   Investment Company Act File Number:     811-7840

     Securities Act File Number:    33-65632

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4.   Last day of fiscal year for which this notice is filed:    October 31, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                              [  ]

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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                                              N/A

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                              None

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                              None

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9.   Number and aggregate sale price of securities sold during the fiscal year:

               Number: 3,911,794           Aggregate Sale Price:     $41,934,154

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               Number: 3,911,794           Aggregate Sale Price:     $41,934,154

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               Number: 823,844               Aggregate Sale Price:    $8,183,913

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                  $  41,934,154
                                                            -------------------
     (ii)  Aggregate price of shares issued in connec-
           tion with dividend reinvestment plans (from
           Item 11, if applicable):                         +   8,183,913
                                                            -------------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year (if
           applicable):                                     -   50,118,067
                                                            -------------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a
           reduction to filing fees pursuant to
           rule 24e-2 (if applicable):                      +         0
                                                            -------------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in reliance
           on rule 24f-2 [line (i), plus line (ii), less
           line (iii), plus line (iv)] (if applicable):               0
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     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable
           law or regulation (see Instruction C.6):         x         1/3300
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     (vii) Fee due [line (i) or line (v) multiplied by
           line (vi)]:                                      $         0
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INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal
     and Other Procedures (17 CRF 202.3a).       [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A
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                                SIGNATURES

      A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of the Trust arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*         /s/ Robert Jackowitz, Treasurer
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                                       Robert Jackowitz, Treasurer
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     Date       12/11/96
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  *Please print the name and title of the signing officer below the signature.
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